Prepayment and Other Current and Non-Current Assets (Details) - Schedule of prepayment and other current and non-current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of prepayment and other current and non-current assets [Abstract]
Prepayment for outsourced production cost	$ 36	$ 2,960
Prepayment for co-produced TV series		21,441
Advances to vendors	15,272	9,964
Staff advance	14	16
Others	8	167
Subtotal	15,330	34,548
Less: allowance for doubtful accounts
Prepayment and other assets, net	15,330	34,548
Including:
Prepayment and other current assets, net	15,329	13,103
Prepayment and other non-current assets, net	$ 1	$ 21,445